CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance sheets (Parenthetical)
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	161,989,097
Ordinary shares, shares outstanding	161,989,097	161,989,097
Company
Balance sheets (Parenthetical)
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	161,989,097	161,989,097
Ordinary shares, shares outstanding	161,989,097	161,989,097